Investment In Unconsolidated Joint Venture (Summary Of Results Of Operations Of Unconsolidated Joint Ventures) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Schedule of Equity Method Investments [Line Items]
Room rentals and other hotel services	$ 3,703
Hotel and property operations	2,457
Depreciation and amortization	471
Acquisition	299
Total operating expenses	3,227
Operating income	476
Net loss on disposition of assets	(2)
Net loss on derivative	(6)
Interest expense	(773)
Net loss	(305)
Condor Hospitality Trust, Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Allocated loss	(244)
Three Wall Capital LLC [Member
Schedule of Equity Method Investments [Line Items]
Allocated loss	$ (61)